NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 8 – NOTES PAYABLE – (NON-CONVERTIBLE)

The Company’s total nonconvertible notes payable at September 30, 2015 was $1,210,419, representing a net increase of $71,373 for the nine-months ended September 30, 2015.  The following table shows the components of notes payable, including three-year, 50% notes payable at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
Loan Type	2015	2014
Bank	$259,551	$84,406
Insurance	14,748	40,300
Other term notes	936,120	1,014,340
Total notes payable	1,210,419	1,139,046
Less: Current portion	(725,071)	(791,289)
Long-term portion	$485,348	$347,757

During the nine months ended September 30, 2015, the Company had the following adjustments to notes payable:

1)
In the first quarter of 2015, one of the Company’s financed automobiles was involved in an accident, and sustained sufficient damage.  The Company’s the insurance company determined the vehicle to be a total loss.  The insurance company subsequently issued a payment to the Company in the amount of $11,254 for its loss.  The payment was applied in full to the related bank loan.

2)
In the first quarter of 2015, the Company executed a $33,319, eleven-month note payable pertaining to the Company’s business insurance coverage for inland marine, general and product liability risk exposures.  The note calls for monthly payments of principal and has an interest rate of 7.5% per annum.

3)
On May 6, 2015, the Company executed a $300,000 short-term promissory note payable to a third-party financier.  The purpose of the note was to assist the Company with its working capital requirements.  The term of the note was six months, was funded on May 11, 2015, required daily payments for the first 20 business days of the term of $2,000, and daily payments of $3,650 for each of the remaining 100 business days during the term, with an effective interest rate of 35%.  The note had an origination fee of $999 and the following early payment options:  1-30 days - $360,000, 31-60 days - $366,000, 61-90 days - $375,000 and 91+ days - $405,000.  As of June 30, 2015, the Company had paid $39,375 of principal on this note.  During the period of July 1, 2015, through August 11, 2015, the required daily payments of principal and interest were made, culminating in the loan payoff balance being $245,000 on August 11, 2015, which the Company paid in full on that date, and in so doing, avoided additional interest expense.

4)
On June 29, 2015, the Company executed a $50,000 short-term promissory note payable to a third-party financier.  The purpose of the note was also to assist the Company with its working capital requirements.  The term of the note is four months, was funded on June 30, 2015, and requires daily payments of $795 for 88 business days, with an effective interest rate of 40%.  The note has an origination fee of $1,000 and the following early payment options:  1-30 days - $59,950 and 31+ days - $69,950.  As of June 30, 2015, the Company had paid $568 of principal on this note.  During the period of July 1, 2015, through August 11, 2015, the required daily payments of principal and interest were made, culminating in the loan payoff balance being $42,718 on August 11, 2015, which the Company paid in full on that date, and in so doing, avoided additional interest expense.

5)	Closing costs for the two loans described immediately above totaled $10,166. These costs will be amortized ratably as interest expense over the life of the respective loans.

6)
On June 11, 2015, the Company received a $50,000 loan from Joe Alosa, a member of the board.  The terms included 1) 7% interest per annum, and 2) payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market.  If the note is not repaid when due, it will become a demand note.

7)
In May 2014, eight individuals loaned the Company an aggregate of $405,000 in cash.  The resulting promissory notes included the following terms: each note is due thirty-six months from the date of issuance, contemplates a 50% return by the end of the note term, and requires a specific repayment amount be made by the Company every six months, commencing six months after the date the note was issued.  The aggregate repayment amount of the notes payable is $607,500.  The repayment amounts increase on an annual basis throughout the life of the notes.  The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.  The aggregate discount on the notes, totaling $202,500, was recorded on the Company’s Balance Sheet at issuance as a contra-notes payable, located in long-term liabilities.  The discount is amortized ratably over the life of the respective promissory notes and is recorded as interest expense in the Company’s Statement of Operations.  During the nine-months ended September 30, 2015, the Company recorded an aggregate of $50,634 in discount on the notes.

8)
On July 11, 2014, the Company executed a $60,000 short-term promissory note payable to a third-party financier.  The note matured on April 11, 2015.  The purpose of the note was to assist in the Company’s procurement of its VidTac products.  The note accrued interest at 15% per annum, and required an initial monthly payment of interest only in August 2014 of $750, followed by eight monthly principal and interest payments in the amount of $7,028, commencing in September 2014.  At December 31, 2014, the loan’s outstanding balance was $30,745, which was paid in full in 2015.

9)	During the first nine months of 2015, the Company made total principal payments of $563,118, on notes payable financing the Company’s business insurance policies and bank notes for automobile loans.

10)
On August 31, 2015, the Company executed a $200,000 short-term promissory note payable to a third-party financier.  The purpose of the note was to assist the Company with its working capital requirements.  The term of the note was six months, was funded on August 31, 2015, and required daily payments of $2,300 for 120 business days during the term, with an effective interest rate of 38%.  The note had an origination fee of $999 and the following early payment options:  1-30 days - $246,000, 31-60 days - $250,000, 61-90 days - $256,000 and 91+ days - $276,000.  As of September 30, 2015, the Company had paid $24,320 of principal on this note.

NOTE 8 -       NOTES PAYABLE

Notes payable as of December 31 consisted of the following:

	Collateral		Interest	Monthly		December 31,
Type	(If any)		Rate	Payments	Maturity	2014	2013

Bank	Autos	(8)	6.00%	$468	Jan. 2017	10,949	15,749
Bank	Autos	(7) (8)	6.50%	$1,017	Jun. 2018	21,818	47,401
Bank	Autos	(8)	6.50%	$220	Jul. 2018	8,387	10,392
Bank	Autos	(1) (8)	4.00%	$312	Mar. 2019	14,569	-
Bank	Autos	(1) (8)	4.00%	$254	Mar. 2019	11,893	-
Bank	Autos	(1) (8)	4.00%	$346	May. 2019	16,790	-
Insurance		(2) (8)	7.50%	$3,093	Nov. 2014	40,300	34,069
Demand Note	Inventory	(11)	16.00%	$-	Jun. 2015	313,477	313,477
Demand Note		(6)	15.00%	$7,500	Apr. 2015	30,745	-
Demand Note		(3)	-%	$-	Apr. 2015	7,500	-
Demand Note		(4)	12.9%	$-	Jul. 2015	250,000	-
Demand Note		(4) (9)	9.90%	$-	Mar. 2014	-	98,646
Demand Note		(5) (10)	16.70%	$-	Jun. 2015	412,618	-
Total notes payable						$1,139,046	$519,734
Less: Current portion						$(791,289)	$(412,405)

Long-term portion						$347,757	$107,329

Future principal payments on long-term debt are as follows:

2015	$791,289
2016	233,682
2017	109,386
2018	4,689
2019 & thereafter	-
Total	$1,139,046

 For the twelve months period ended December 31 2014, the Company incurred the following increases in notes payable:

1)             The Company executed three five-year bank notes, with total principal of $49,503 and an interest rate of 4.0% per annum, for the purchase of three automobiles to be used in sales and operations.

2)             The Company executed two eleven-month notes payable pertaining to the Company’s business insurance coverages: one in the amount of $27,963 in February and for inland marine, general and product liability risk exposures; and a second one in the amount of $40,300 in December and for directors and officers insurance.  Both notes call for monthly payments of principal and have an interest rate of 7.5% per annum.

3)              On February 28, 2014, the Company executed a sixty-day promissory note in the principal amount of $25,000, payable to its Chief Executive Officer, for a loan in the same amount.  Interest at 3.0% per annum is due upon maturity of the promissory note.  In the fourth quarter of fiscal 2014, the Company repaid $17,500 of the principal amount of the note, leaving an outstanding balance of $7,500.  The Company’s chief executive officer elected to extend the maturity date of this note to April 1, 2015.

4)              In September 2013, an individual loaned the Company $50,000 to procure third-party hardware for a new contract.  The related note matured on March 31, 2014, bore simple interest at a rate of 9.9% per annum, and was payable upon maturity.  Prior to the maturity date, the note holder elected to loan the Company an additional $200,000.  As a result, the $50,000 note was cancelled and replaced with a new $250,000 unsecured note, which matures on July 15, 2015 and accrues interest at a rate of 12.9% per annum.  Payment of the accrued interest is due upon the note’s maturity.  Accrued interest on the cancelled note totaled $2,807 and was paid in the second quarter of fiscal 2014.

5)             In May 2014, eight individuals loaned the Company an aggregate of $405,000 in cash.  The resulting promissory notes included the following terms: each note is due thirty-six months from issuance date, contemplates a 50% return by the end of the note term, and requires a specific repayment amount be made by the Company every six months, commencing six months after the note is issued.  The aggregate repayment amount of the notes payable is $607,500.  The repayment amounts increase on an annual basis throughout the life of the note.  The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.  The aggregate discount on the notes, totaling $202,500, was recorded on the Company’s Balance Sheet at issuance as a contra-notes payable, located in long-term liabilities.  The discount is amortized ratably over the life of the respective promissory notes and is recorded as interest expense in the Company’s Statement of Operations.  The Company had recorded $37,933 in cumulative discount on the notes as of December 31, 2014.

6)             On July 11, 2014, the Company executed a $60,000 short-term promissory note payable to a third-party financier.  The purpose of the note was to assist in the Company’s procurement of its VidTac products.  The note matures on April 11, 2015, accrues interest at 15% per annum, and required an initial monthly payment of interest only in August 2014 of $750, followed by eight monthly principal and interest payments in the amount of $7,027.99, commencing in September 2014.

For the twelve months period ended December 31 2014, the Company recognized the following decreases in notes payable:

7)             In the third quarter of 2014, one of the Company’s financed automobiles was involved in an accident, and sustained sufficient damage whereby the insurance company determined the vehicle to be a total loss.  The insurance company subsequently issued a payment to the Company in the amount of $15,844 for its loss.  The payment was applied in full to the related bank loan

8)              In 2014, the Company made principal payments of $131,582, primarily through scheduled monthly payments on notes payable that financed the Company’s business insurance policies and bank notes for automobile loans.

9)             In 2014, the Company paid a maturing loan in the amount of $48,646.  The original loan to the Company was made in September 2013 by an individual for the purpose of procuring third-party hardware for a new contract, and consisted of $50,000 in principal, an interest rate of 9.9% per annum, a maturity date in March 2014, and required the Company make monthly principal and interest payments during the life of the loan to the individual note holder.

10)           In the fourth quarter of 2014, the Company made the first six-month principal repayment in the aggregate of $30,375 to the eight investors who made loans to the Company as discussed above.

Other activities involving the Company’s notes payable occurring during the twelve months period ended December 31, 2014 are as follows:

11)           In November 2013, the Company executed two short-term notes payable in the aggregate amount of $313,477 with an equipment financing company owned by one of the Company’s outside directors to finance the purchase of certain third-party equipment to be sold by the Company to its contracted customers.  Both notes were scheduled to mature in May 2014, bear interest at 16% per annum, payable upon maturity, and are collateralized by the third-party equipment being procured.  During the second quarter of 2014, the equipment financing company extended the maturity dates of the notes by six months, making the notes due in November 2014.  The equipment financing company required the Company to pay the accumulated interest for the original six-month period as a condition to the extension of the maturity date.  The Company paid total interest of $23,646 on these notes in the second quarter of 2014.  In December 2014, the equipment financing company again extended the maturity date of the notes to June 2015.  The Company paid total accrued interest of $26,526 on these notes in the fourth quarter of 2014.

12)           On February 3, 2014, the Company received a $475,000 loan from the City of Pharr, Texas.  The loan documents related to this loan have not been finalized at the date of this report, but the note is expected to bear interest at 8.0% per annum.  The loan principal amount is expected to be due in full on the earlier to occur of the 18 month anniversary of the loan or the receipt by the Company of $2.0 million in proceeds from an EB-5 visa funding arrangement the Company is pursuing.  The loan is expected to be secured by a first priority security interest in the Company’s accounts receivable.  The city is expected to also receive a modest percentage of the Company’s revenue, payable quarterly, with respect to contracts for the Company’s products and services with customers located in a specified territory in the southern portion of Texas, for a specified period of time.  Because the formal loan documents have not been executed as of the date of this report, the loan advance has been classified as an accrued expense on the Company’s Balance Sheet.

During 2013, the Company made total payments of $300,455 on its notes payable, consisting of total monthly payments of $51,161 on existing notes payable involving the short-term financing of the Company’s business insurance policies and automobile loans, repayment of the $120,000 demand note issued to the Company’s chief executive officer described below, repayment of the $60,000 demand note issued to the spouse of the Company’s chief executive officer described below, and $69,294 involving the payoff of automobile loans in connection with the Company’s efforts to replace the vehicles used by its sales force with more fuel efficient vehicles.  Accordingly, the Company sold six vehicles for $107,800, which were being financed with bank notes.  Proceeds from the sales of $69,294 were used to pay-off the balances of the related bank notes, and the balance of the proceeds was to purchase new vehicles.  The Company financed the remaining acquisition costs of the new automobiles by executing a new bank note for $51,880, with terms of ratable, monthly payments, a five year life and a 6.5% annual interest rate.  Also during the third quarter of 2013, the Company financed the acquisition of a single vehicle by executing a new bank note for $11,195, with terms of ratable, monthly payments, a five year life and a 6.5% annual interest rate.

In December 2012, the Company’s chief executive officer loaned the Company $120,000, which was evidenced by a demand promissory note, bearing 3% interest.  The principal amount of the note was repaid in the first quarter of fiscal 2013.  The accrued interest was included in the principal amount of a new convertible promissory note described Note 9.

In November 2013, the spouse of the Company’s chief executive officer loaned the Company $60,000, which was evidenced by a demand promissory note.  The note was replaced shortly thereafter with a new $60,000 convertible promissory note described below.